Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Adjustments
Disclosure of classes of share capital [line items]
Beginning balance	R$ 154,108	R$ 179,974	R$ (422,138)
Changes in fair value of financial instruments	12,238	(11,091)	911,954
IRPJ and CSLL on fair value	(3,691)	3,691	(309,503)
Actuarial gain (loss) of post-employment benefits	24,587	(28,710)	(610)
IRPJ and CSLL on actuarial gains	(9,164)	10,244	271
Currency translation adjustment of foreign associates	36,134
Ending balance	214,212	154,108	179,974
Fair value of cash flow hedging instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	(7,684)	0	(601,301)
Changes in fair value of financial instruments	12,186	(11,375)	910,804
IRPJ and CSLL on fair value	(3,691)	3,691	(309,503)
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	0
Ending balance	(811)	(7,684)	0
Cumulative translation adjustments [member]
Disclosure of classes of share capital [line items]
Beginning balance	0	0	0
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	36,134
Ending balance	36,134	0	0
Fair value of financial instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	0	0	(403)
Changes in fair value of financial instruments	0	0	403
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	0
Ending balance	0	0	0
Actuarial gains (losses) of post-employment benefits [member]
Disclosure of classes of share capital [line items]
Beginning balance	(36,608)	(18,142)	(17,803)
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	24,587	(28,710)	(610)
IRPJ and CSLL on actuarial gains	(9,164)	10,244	271
Currency translation adjustment of foreign associates	0
Ending balance	(21,185)	(36,608)	(18,142)
Non-controlling shareholders interest change [member]
Disclosure of classes of share capital [line items]
Beginning balance	197,369	197,369	197,369
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	0
Ending balance	197,369	197,369	197,369
Others
Disclosure of classes of share capital [line items]
Beginning balance	1,031	747	0
Changes in fair value of financial instruments	52	284	747
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	0
Ending balance	R$ 1,083	R$ 1,031	R$ 747